Label	Element	Value
(PIMCO ETF Trust - Supplement) | (PIMCO Enhanced Low Duration Active Exchange-Traded Fund)
Prospectus:	rr_ProspectusTable
Supplement Text Block	pimcoetft-20200821_SupplementTextBlock
PIMCO ETF Trust
Supplement Dated August 21, 2020 to the
Actively Managed Exchange-Traded Funds Prospectus dated October 31, 2019, as supplemented from time to time (the "Prospectus"), and to the Statement of Additional Information dated
October 31, 2019, as supplemented from time to time (the "SAI")
Important Information Related to the PIMCO Enhanced Low Duration Active
Exchange-Traded Fund (the "Fund")
The Fund's current contractual management fee waiver of 0.07% of the average daily net assets of the Fund, in effect through October 31, 2020, will not be renewed.